CONSOLIDATING FINANCIAL STATEMENTS OF PBF HOLDINGS (Statement of Operations) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Condensed Income Statements, Captions [Line Items]
Revenues	$ 5,013,251	$ 3,855,773	$ 9,763,449	$ 6,655,958	$ 15,908,537	$ 13,123,929	$ 19,828,155
Cost, expenses and other
Cost of sales, excluding depreciation	4,662,833	3,284,748	8,914,587	5,730,731	13,765,088	11,611,599	18,514,054
Operating expenses, excluding depreciation	398,570	271,539	835,423	568,178	1,390,582	889,368	880,701
General and administrative expenses	34,920	38,091	75,399	71,360	149,643	166,904	140,150
Equity (income) loss in investee	(3,820)	0	(7,419)	0	(5,679)	0	0
Loss on sale of assets	29	3,222	912	3,222	11,374	(1,004)	(895)
Depreciation and amortization expense	62,993	48,919	118,683	103,212	209,840	191,110	178,996
Total cost and expenses	5,155,525	3,646,519	9,937,585	6,476,703	15,520,848	12,857,977	19,713,006
Income from operations	(142,274)	209,254	(174,136)	179,255	387,689	265,952	115,149
Other income (expense)
Equity in earnings (loss) of subsidiaries	0	0	0	0	0	0	0
Change in fair value of catalyst leases	1,104	(1,748)	(1,484)	(4,633)	1,422	10,184	3,969
Interest expense, net	(32,857)	(31,279)	(63,513)	(64,550)	(129,536)	(88,194)	(98,001)
Debt extinguishment costs	(25,451)	0	(25,451)	0
Acquisition related costs							3,969
Income before income taxes	(199,478)	176,227	(264,584)	110,072	259,575	187,942	21,117
Income tax expense	5,898	(5,277)	6,332	26,996	23,689	648	0
Net income	(205,376)	181,504	(270,916)	83,076	235,886	187,294	21,117
Less income attributable to noncontrolling interests	267	90	380	393	269	274	0
Net income attributable to PBF Holding Company LLC	(205,643)	181,414	(271,296)	82,683	235,617	187,020	21,117
Comprehensive income (loss) attributable to PBF Holding Company LLC	(205,313)	181,829	(270,645)	83,720	233,025	189,126	8,779
Issuer [Member]
Condensed Income Statements, Captions [Line Items]
Revenues	4,928,464	3,834,460	9,654,243	6,630,376	15,808,556	13,085,122	19,847,045
Cost, expenses and other
Cost of sales, excluding depreciation	4,703,574	3,300,539	9,064,194	5,739,927	13,813,293	11,514,115	18,467,533
Operating expenses, excluding depreciation	(326)	(28)	(331)	(400)	41	(3,683)	218
General and administrative expenses	28,843	28,609	62,538	57,306	123,150	143,580	123,692
Equity (income) loss in investee	0		0		0
Loss on sale of assets	0	0	0	0	2,392	(249)	(277)
Depreciation and amortization expense	6,019	1,379	7,781	3,076	5,836	9,687	13,583
Total cost and expenses	4,738,110	3,330,499	9,134,182	5,799,909	13,944,712	11,663,450	18,604,749
Income from operations	190,354	503,961	520,061	830,467	1,863,844	1,421,672	1,242,296
Other income (expense)
Equity in earnings (loss) of subsidiaries	(338,171)	(292,212)	(703,300)	(684,805)	(1,502,243)	(1,154,420)	(1,131,321)
Change in fair value of catalyst leases	0	0	0	0	0	0
Interest expense, net	(32,108)	(30,245)	(62,226)	(62,586)	(125,715)	(79,310)	(89,858)
Debt extinguishment costs	(25,451)		(25,451)
Acquisition related costs							0
Income before income taxes	(205,376)	181,504	(270,916)	83,076	235,886	187,942	21,117
Income tax expense	0	0	0	0	0	0	0
Net income	(205,376)	181,504	(270,916)	83,076	235,886	187,942	21,117
Less income attributable to noncontrolling interests	267	90	380	393	269	274	0
Net income attributable to PBF Holding Company LLC	(205,643)	181,414	(271,296)	82,683	235,617	187,668	21,117
Comprehensive income (loss) attributable to PBF Holding Company LLC	(205,313)	181,829	(270,645)	83,720	233,025	189,774	8,779
Guarantors Subsidiaries [Member]
Condensed Income Statements, Captions [Line Items]
Revenues	134,566	95,163	760,335	144,782	800,647	884,930	1,402,253
Cost, expenses and other
Cost of sales, excluding depreciation	32,288	39,483	530,062	103,453	649,242	1,026,846	1,522,901
Operating expenses, excluding depreciation	389,889	268,608	819,419	562,642	1,356,572	891,534	880,339
General and administrative expenses	6,286	9,209	13,451	16,060	27,602	21,016	16,259
Equity (income) loss in investee	0		0		0
Loss on sale of assets	29	24	912	24	150	(105)	0
Depreciation and amortization expense	55,077	45,780	107,124	96,522	194,701	178,578	164,525
Total cost and expenses	483,569	363,104	1,470,968	778,701	2,228,267	2,117,869	2,584,024
Income from operations	(349,003)	(267,941)	(710,633)	(633,919)	(1,427,620)	(1,232,939)	(1,181,771)
Other income (expense)
Equity in earnings (loss) of subsidiaries	1,442	0	3,335	0	(74,507)	0	0
Change in fair value of catalyst leases	1,104	(1,748)	(1,484)	(4,633)	1,422	10,184	3,969
Interest expense, net	(480)	(484)	(838)	(842)	(1,538)	(5,876)	(6,225)
Debt extinguishment costs	0		0
Income before income taxes	(346,937)	(270,173)	(709,620)	(639,394)	(1,502,243)	(1,228,631)	(1,184,027)
Income tax expense	0	0	0	0	0	0	0
Net income	(346,937)	(270,173)	(709,620)	(639,394)	(1,502,243)	(1,228,631)	(1,184,027)
Less income attributable to noncontrolling interests	267	90	380	393	269	274	0
Net income attributable to PBF Holding Company LLC	(347,204)	(270,263)	(710,000)	(639,787)	(1,502,512)	(1,228,905)	(1,184,027)
Comprehensive income (loss) attributable to PBF Holding Company LLC	(347,204)	(270,263)	(710,000)	(639,787)	(1,502,512)	(1,228,905)	(1,194,031)
Non-Guarantor Subsidiaries [Member]
Condensed Income Statements, Captions [Line Items]
Revenues	512,262	339,721	1,042,167	660,441	1,524,691	1,633,818	1,007,407
Cost, expenses and other
Cost of sales, excluding depreciation	489,012	358,297	1,013,627	666,992	1,527,910	1,550,579	952,170
Operating expenses, excluding depreciation	9,007	2,959	16,335	5,936	33,969	1,517	144
General and administrative expenses	(209)	273	(590)	(2,006)	(1,109)	2,308	199
Equity (income) loss in investee	(3,820)		(7,419)		(5,679)
Loss on sale of assets	0	3,198	0	3,198	8,832	(650)	(618)
Depreciation and amortization expense	1,897	1,760	3,778	3,614	9,303	2,845	888
Total cost and expenses	495,887	366,487	1,025,731	677,734	1,573,226	1,556,599	952,783
Income from operations	16,375	(26,766)	16,436	(17,293)	(48,535)	77,219	54,624
Other income (expense)
Equity in earnings (loss) of subsidiaries	0	0	0	0	0	0	0
Change in fair value of catalyst leases	0	0	0	0	0	0
Interest expense, net	(269)	(550)	(449)	(1,122)	(2,283)	(3,008)	(1,918)
Debt extinguishment costs	0		0
Acquisition related costs							0
Income before income taxes	16,106	(27,316)	15,987	(18,415)	(50,818)	74,211	52,706
Income tax expense	5,898	(5,277)	6,332	26,996	23,689	648	0
Net income	10,208	(22,039)	9,655	(45,411)	(74,507)	73,563	52,706
Less income attributable to noncontrolling interests	0	0	0	0	0	0	0
Net income attributable to PBF Holding Company LLC	10,208	(22,039)	9,655	(45,411)	(74,507)	73,563	52,706
Comprehensive income (loss) attributable to PBF Holding Company LLC	10,208	(22,039)	9,655	(45,411)	(74,507)	73,563	52,706
Combining and Consolidated Adjustments [Member]
Condensed Income Statements, Captions [Line Items]
Revenues	(562,041)	(413,571)	(1,693,296)	(779,641)	(2,225,357)	(2,479,941)	(2,428,550)
Cost, expenses and other
Cost of sales, excluding depreciation	(562,041)	(413,571)	(1,693,296)	(779,641)	(2,225,357)	(2,479,941)	(2,428,550)
Operating expenses, excluding depreciation	0	0	0	0	0	0	0
General and administrative expenses	0	0	0	0	0	0	0
Equity (income) loss in investee	0		0		0
Loss on sale of assets	0	0	0	0	0	0	0
Depreciation and amortization expense	0	0	0	0	0	0	0
Total cost and expenses	(562,041)	(413,571)	(1,693,296)	(779,641)	(2,225,357)	(2,479,941)	(2,428,550)
Income from operations	0	0	0	0	0	0	0
Other income (expense)
Equity in earnings (loss) of subsidiaries	336,729	292,212	699,965	684,805	1,576,750	1,154,420	1,131,321
Change in fair value of catalyst leases	0	0	0	0	0	0
Interest expense, net	0	0	0	0	0	0	0
Debt extinguishment costs	0		0
Acquisition related costs							0
Income before income taxes	336,729	292,212	699,965	684,805	1,576,750	1,154,420	1,131,321
Income tax expense	0	0	0	0	0	0	0
Net income	336,729	292,212	699,965	684,805	1,576,750	1,154,420	1,131,321
Less income attributable to noncontrolling interests	(267)	(90)	(380)	(393)	(269)	(274)	0
Net income attributable to PBF Holding Company LLC	336,996	292,302	700,345	685,198	1,577,019	1,154,694	1,131,321
Comprehensive income (loss) attributable to PBF Holding Company LLC	$ 336,996	$ 292,302	$ 700,345	$ 685,198	$ 1,577,019	$ 1,154,694	$ 1,141,325